Expense Example, No Redemption - FidelityGlobalCreditFund-AMCIZPRO - FidelityGlobalCreditFund-AMCIZPRO - Fidelity Global Credit Fund	Mar. 01, 2024 USD ($)
Fidelity Advisor Global Credit Fund - Class A
Expense Example, No Redemption:
1 Year	$ 474
3 Years	653
5 Years	852
10 Years	1,425
Fidelity Advisor Global Credit Fund - Class M
Expense Example, No Redemption:
1 Year	474
3 Years	656
5 Years	859
10 Years	1,446
Fidelity Advisor Global Credit Fund - Class C
Expense Example, No Redemption:
1 Year	153
3 Years	502
5 Years	882
10 Years	1,739
Fidelity Advisor Global Credit Fund - Class I
Expense Example, No Redemption:
1 Year	51
3 Years	173
5 Years	309
10 Years	705
Fidelity Advisor Global Credit Fund - Class Z
Expense Example, No Redemption:
1 Year	42
3 Years	141
5 Years	251
10 Years	$ 573